Financing Activities	3 Months Ended
Mar. 31, 2016
Receivables [Abstract]
Financing Activities

NOTE 6 - FINANCING ACTIVITIES

On January 22, 2016 (“Issue Date”), the “Company entered into a Securities Purchase Agreement (“Purchase Agreement”), with two accredited investors pursuant to which the Company issued and sold for an aggregate purchase price of $200,000 (the “Purchase Price”) securities consisting of (a) original issue discount convertible promissory notes for an aggregate principal amount of $216,000 (collectively, the “Notes”) and (b) warrants (collectively, the “Warrants”) to purchase up to 470,000 shares (the “Warrant Shares”) of the Company’s common stock, par value $0.001 per share (“Common Stock”) at an exercise price of $0.50 per share, each dated as of the Closing Date. The Notes are subject to a one-time interest charge of 8%, and the principal amount underlying each Note and the interest accrued thereon is due and payable on the eighth month anniversary of the Issue Date. The Company may prepay the obligation within the 180 day period immediately following the issuance date without penalty. Upon the occurrence of any event of default that has not been cured as described in the Note, each note holder shall have the right, but not the obligation, to convert the outstanding balance of the Note along with all unpaid interest into an aggregate number of shares of the Company’s Common Stock (“Conversion Shares”) at a conversion price equal to 65% of the lowest sale price occurring during the fifteen (15) consecutive trading days immediately preceding the applicable conversion date on which the purchaser elects to convert all or part of the Note; provided, however, in no event shall the conversion price be lower than $0.01 per share. If the Company fails to convert the Notes into shares of Common Stock, the principal amount of the Note shall increase by $1,000 every day until the Company issues and delivers a certificate for the Conversion Shares.

During the quarter ended March 31, 2016, the Company received $100,000 from an accredited investor in connection with a subscription for 400,000 shares of its common stock, at a per share price of $0.25, A certificate for the shares was issued subsequent to March 31, 2016.

Warrants

A summary of activity with respect to warrants outstanding follows:

	Three months ended
	March 31, 2016
	Warrants	Weighted Average Exercise Price

Outstanding and exercisable, January 1, 2016	-	-
Granted	470,000	0.50
Exercised	-	-
Outstanding and exercisable, March 31, 2016	470,000	0.50